                                 RBC FUNDS, INC.
                                 ---------------

                       SUPPLEMENT DATED DECEMBER 20, 2001
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 30, 2001

                            FOR THE CLASS I SHARES OF
                            RBC LARGE CAP EQUITY FUND
                             RBC MID CAP EQUITY FUND
                            RBC SMALL CAP EQUITY FUND
                           RBC GOVERNMENT INCOME FUND
                             RBC QUALITY INCOME FUND
                        RBC NORTH CAROLINA TAX-FREE FUND
                                 (EACH A "FUND")

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus and Statement of Additional Information. Please retain this Supplement for future reference.

Effective December 20, 2001, in addition to the investors eligible to purchase Class I shares set forth under "Purchasing and Adding to Your Class I Shares" on page 20 of the prospectus, Class I shares are available for purchase through brokers and other financial intermediaries affiliated with RBC Financial Group that provide various administrative and distribution services. Class I shares may also be purchased by directors, trustees, employees and their family members of the Adviser, Administrator and their affiliates.

The following investment minimums revises and replaces those under this section:

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
                                        MINIMUM              MINIMUM
                                        INITIAL             SUBSEQUENT
                                       INVESTMENT           INVESTMENT
ACCOUNT TYPE
Regular (non-retirement)                $  1000              $   250
Retirement (IRA)                        $   250              $     0
Automatic Investment Plan               $    50              $    50

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Effective February 18, 2002, the following sentence has been added, on page 26 of the prospectus, under the heading "Notes on Exchanges", after the second sentence: Qualified investors may exchange Class A shares (not covered in this prospectus) for Class I shares. Please see the prospectus to determine which investors are qualified.